CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A ordinary shares Galata Acquisition Corp. Common Stock	Class B ordinary shares Galata Acquisition Corp. Common Stock	Galata Acquisition Corp. Additional Paid-in Capital	Galata Acquisition Corp. Accumulated Deficit	Galata Acquisition Corp.	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019						$ 90		$ (5,834,051)	$ 5,027,504
Balance at the beginning (in shares) at Dec. 31, 2019						9,000,000
Increase (decrease) in stockholders' equity
Net income (loss)								(4,630,168)	(4,630,168)	[1]
Balance at the end at Dec. 31, 2020						$ 90	$ 181,191	(10,464,219)	2,685,776
Balance at the end (in shares) at Dec. 31, 2020						9,000,000
Increase (decrease) in stockholders' equity
Issuance of Class B ordinary shares to Sponsor									29,710,000
Net income (loss)								(14,472,494)	(14,472,494)	[1]
Balance at the end at Dec. 31, 2021	$ 0	$ 359	$ 0	$ (2,030,137)	$ (2,029,778)	$ 90	1,395,827	(24,936,713)	20,519,368
Balance at the end (in shares) at Dec. 31, 2021	0	3,593,750				12,436,432
Balance at the beginning at Feb. 25, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 25, 2021	0	0
Increase (decrease) in stockholders' equity
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 359	24,641	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	3,593,750
Remeasurement of Class A ordinary shares to redemption value	$ 0	$ 0	(24,641)	(1,188,838)	(1,188,838)
Remeasurement of Class A ordinary shares to redemption value (in shares)	0	0
Net income (loss)	$ 0	$ 0	0	(841,299)	(841,299)
Balance at the end at Dec. 31, 2021	$ 0	$ 359	0	(2,030,137)	(2,029,778)	$ 90	1,395,827	(24,936,713)	20,519,368
Balance at the end (in shares) at Dec. 31, 2021	0	3,593,750				12,436,432
Increase (decrease) in stockholders' equity
Remeasurement of Class A ordinary shares to redemption value	$ 0	$ 0	0	(2,119,645)	(2,119,645)
Remeasurement of Class A ordinary shares to redemption value (in shares)	0	0
Net income (loss)	$ 0	$ 0	0	(837,116)	(837,116)			(14,245,878)	(14,245,878)
Balance at the end at Dec. 31, 2022	$ 0	$ 359	$ 0	$ (4,986,898)	$ (4,986,539)	$ 90	$ 3,058,710	$ (39,182,591)	$ 7,599,668
Balance at the end (in shares) at Dec. 31, 2022	0	3,593,750				12,452,057

[1]	See restatement of financial statements in note 2.4 for further details.